Postretirement Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Postretirement Benefit Plans [Line Items]
Deferred actuarial gains in accumulated other comprehensive income	$ (1,214)
Gains that will be amortized into earnings in 2014	(171)
Postretirement Plans [Member]
Postretirement Benefit Plans [Line Items]
Deferred actuarial gains in accumulated other comprehensive income	169
Gains that will be amortized into earnings in 2014	21
Discount rates used in measuring benefit obligations	4.00%	3.25%	4.25%
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	7.00%	7.50%
Health care cost trend rate, year	2018	2018
Future health care benefit payments in 2014	26
Future health care benefit payments in 2015	26
Future health care benefit payments in 2016	25
Future health care benefit payments in 2017	25
Future health care benefit payments in 2018	25
Total future health care benefit payments over the five years 2019 through 2023	$ 113
Postretirement Plans [Member] | 2018 [Member]
Postretirement Benefit Plans [Line Items]
Ultimate Healthcare Cost Trend Rate	5.00%	5.00%